CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Originally Reported [Member]	Originally Reported [Member] Share Capital	Originally Reported [Member] Accumulated Other Comprehensive Income (Loss)	Originally Reported [Member] Accumulated Deficit
Balance at the beginning at Dec. 31, 2016	$ 1,505,361	$ 1,635,000	$ (3,470)	$ (126,169)	$ 1,505,361	$ 1,635,000	$ (3,470)	$ (126,169)
Balance at beginning of the period (in shares) at Dec. 31, 2016		216,043,455				1,635,000
Increase (Decrease) in Shareholders' Equity
Tax Receivable Agreement		$ 0
Conversion of unites of share capital (in shares)		214,408,455
Issuance of common stock, net	9,558	$ 9,558
Issuance of common stock, net (in shares)		1,284,368
Share-based compensation	17,663	$ 17,663
Comprehensive Income (loss)	(246,476)		17,454	(263,930)
Balance at the end at Dec. 31, 2017	1,286,106	$ 1,662,221	13,984	(390,099)	1,286,106	$ 1,662,221	13,984	(390,099)
Balance at end of the period (in shares) at Dec. 31, 2017		217,327,823				1,644,720
Increase (Decrease) in Shareholders' Equity
Conversion of unites of share capital (in shares)		215,683,103
Issuance of common stock, net	1,014	$ 1,014
Issuance of common stock, net (in shares)		128,172
Share-based compensation	4,180	$ 4,180
Comprehensive Income (loss)	(70,501)		6,536	(77,037)
Balance at the end at Mar. 31, 2018	1,220,799	$ 1,667,415	20,520	(467,136)
Balance at end of the period (in shares) at Mar. 31, 2018		217,455,995
Balance at the beginning at Dec. 31, 2017	1,286,106	$ 1,662,221	13,984	(390,099)	1,286,106	$ 1,662,221	13,984	(390,099)
Balance at beginning of the period (in shares) at Dec. 31, 2017		217,327,823				1,644,720
Increase (Decrease) in Shareholders' Equity
Comprehensive Income (loss)	(142,949)
Balance at the end at Jun. 30, 2018	1,151,548	$ 1,670,612	15,016	(534,080)
Balance at end of the period (in shares) at Jun. 30, 2018		217,502,242
Balance at the beginning at Dec. 31, 2017	1,286,106	$ 1,662,221	13,984	(390,099)	1,286,106	$ 1,662,221	13,984	(390,099)
Balance at beginning of the period (in shares) at Dec. 31, 2017		217,327,823				1,644,720
Increase (Decrease) in Shareholders' Equity
Comprehensive Income (loss)	(200,065)
Balance at the end at Sep. 30, 2018	1,098,104	$ 1,674,322	12,589	(588,807)
Balance at end of the period (in shares) at Sep. 30, 2018		217,515,589
Balance at the beginning at Dec. 31, 2017	1,286,106	$ 1,662,221	13,984	(390,099)	1,286,106	$ 1,662,221	13,984	(390,099)
Balance at beginning of the period (in shares) at Dec. 31, 2017		217,327,823				1,644,720
Increase (Decrease) in Shareholders' Equity
Conversion of unites of share capital (in shares)		215,683,103
Issuance of common stock, net	1,574	$ 1,574
Issuance of common stock, net (in shares)		198,602
Share-based compensation	13,715	$ 13,715
Comprehensive Income (loss)	(250,788)		(8,626)	(242,162)
Balance at the end at Dec. 31, 2018	1,050,607	$ 1,677,510	5,358	(632,261)	1,050,607	$ 1,677,510	5,358	(632,261)
Balance at end of the period (in shares) at Dec. 31, 2018		217,526,425				1,646,223
Balance at the beginning at Mar. 31, 2018	1,220,799	$ 1,667,415	20,520	(467,136)
Balance at beginning of the period (in shares) at Mar. 31, 2018		217,455,995
Increase (Decrease) in Shareholders' Equity
Issuance of common stock, net	355	$ 355
Issuance of common stock, net (in shares)		46,247
Share-based compensation	2,842	$ 2,842
Comprehensive Income (loss)	(72,448)		(5,504)	(66,944)
Balance at the end at Jun. 30, 2018	1,151,548	$ 1,670,612	15,016	(534,080)
Balance at end of the period (in shares) at Jun. 30, 2018		217,502,242
Increase (Decrease) in Shareholders' Equity
Issuance of common stock, net	50	$ 50
Issuance of common stock, net (in shares)		13,347
Share-based compensation	3,660	$ 3,660
Comprehensive Income (loss)	(57,154)		(2,427)	(54,727)
Balance at the end at Sep. 30, 2018	1,098,104	$ 1,674,322	12,589	(588,807)
Balance at end of the period (in shares) at Sep. 30, 2018		217,515,589
Balance at the beginning at Jun. 30, 2018	$ 1,151,548	$ 1,670,612	15,016	(534,080)
Balance at beginning of the period (in shares) at Jun. 30, 2018		217,502,242
Increase (Decrease) in Shareholders' Equity
Conversion of unites of share capital (in shares)	215,880,202
Balance at the end at Dec. 31, 2018	$ 1,050,607	$ 1,677,510	5,358	(632,261)	1,050,607	$ 1,677,510	5,358	(632,261)
Balance at end of the period (in shares) at Dec. 31, 2018		217,526,425				1,646,223
Increase (Decrease) in Shareholders' Equity
Conversion of unites of share capital (in shares)		215,880,202
Issuance of common stock, net (in shares)		2
Share-based compensation	3,176	$ 3,176
Comprehensive Income (loss)	(63,011)		(3,751)	(59,260)
Balance at the end at Mar. 31, 2019	990,772	$ 1,680,686	1,607	(691,521)
Balance at end of the period (in shares) at Mar. 31, 2019		217,526,427
Balance at the beginning at Dec. 31, 2018	1,050,607	$ 1,677,510	5,358	(632,261)	1,050,607	$ 1,677,510	5,358	(632,261)
Balance at beginning of the period (in shares) at Dec. 31, 2018		217,526,425				1,646,223
Increase (Decrease) in Shareholders' Equity
Comprehensive Income (loss)	(144,652)
Balance at the end at Jun. 30, 2019	1,356,654	$ 2,128,209	(2,235)	(769,282)
Balance at end of the period (in shares) at Jun. 30, 2019		305,268,497
Balance at the beginning at Dec. 31, 2018	1,050,607	$ 1,677,510	5,358	(632,261)	$ 1,050,607	$ 1,677,510	$ 5,358	$ (632,261)
Balance at beginning of the period (in shares) at Dec. 31, 2018		217,526,425				1,646,223
Increase (Decrease) in Shareholders' Equity
Comprehensive Income (loss)	(138,507)
Balance at the end at Sep. 30, 2019	1,372,507	$ 2,137,917	(6,959)	(758,451)
Balance at end of the period (in shares) at Sep. 30, 2019		306,050,763
Balance at the beginning at Mar. 31, 2019	990,772	$ 1,680,686	1,607	(691,521)
Balance at beginning of the period (in shares) at Mar. 31, 2019		217,526,427
Increase (Decrease) in Shareholders' Equity
Tax Receivable Agreement	(264,600)	$ (264,600)
Issuance of common stock, net	137	$ 137
Issuance of common stock, net (in shares)		(7,929)
Merger recapitalization	678,054	$ 678,054
Merger recapitalization (in shares)		87,749,999
Share-based compensation	33,932	$ 33,932
Comprehensive Income (loss)	(81,622)		(3,842)	(77,761)
Balance at the end at Jun. 30, 2019	1,356,654	$ 2,128,209	(2,235)	(769,282)
Balance at end of the period (in shares) at Jun. 30, 2019		305,268,497
Increase (Decrease) in Shareholders' Equity
Issuance of common stock, net	141	$ 141
Issuance of common stock, net (in shares)		782,266
Share-based compensation	9,567	$ 9,567
Comprehensive Income (loss)	6,107		(4,724)	10,831
Balance at the end at Sep. 30, 2019	$ 1,372,507	$ 2,137,917	$ (6,959)	$ (758,451)
Balance at end of the period (in shares) at Sep. 30, 2019		306,050,763